Property and Equipment (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 199,044	$ 192,244	$ 192,244
Accumulated depreciation	(177,014)	(164,418)	(128,646)
Net property and equipment	22,030	27,826	63,598
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,279	7,279	7,279
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 191,765	$ 184,965	$ 184,965